Summary Of Significant Accounting Policies (Summary Of Asset Retirement Obligation) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Asset Retirement Obligations as of beginning of the year	$ 2,824,944	$ 2,638,470
Accretion of Discount	128,722	126,769
Wells Acquired or Drilled	17,338	78,110
Wells Sold or Plugged	(12,956)	(18,405)
Asset Retirement Obligations as of end of the year	$ 2,958,048	$ 2,824,944